Non-cash Financing and Investing Activities	12 Months Ended
Dec. 31, 2018
Non-cash Financing and Investing Activities

(4) Non-cash Financing and Investing Activities

For the year ended December 31, 2018, the Company had non-cash investing activities for the issuance of 163,137 shares of its Class A common stock related to acquisition purchases. The issuance had an approximate value of $12,282. For the years ended December 31, 2017 and 2016, the Company had $2,879 and $9,000 non-cash investing activities related to capital expenditures and acquisitions of outdoor advertising assets, respectively. During the year ended December 31, 2017, the Company had non-cash financing activity related to declared distributions of $81,625 which were paid to shareholders in January 2018. There were no significant non-cash financing activities during the years ended December 31, 2018 and 2016.

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Non-cash Financing and Investing Activities

(2) Non-cash Financing and Investing Activities

There were no significant non-cash investing activities for Lamar Media during the year ended December 31, 2018. For the years ended December 31, 2017 and 2016, the Company had non-cash investing activities of $2,879 and $9,000 related to capital expenditures and acquisitions of outdoor advertising assets. During the year ended December 31, 2017, Lamar Media had non-cash financing activities related to dividends to Lamar Advertising Company of $81,534 which were paid in January 2018. There were no significant non-cash financing activities during the years ended December 31, 2018 and 2016.